January 14, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Barbara C. Jacobs, Assistant Director Maryse Mills-Apenteng, Special Counsel Allicia Lam, Staff Attorney Patrick Gilmore, Accounting Branch Chief Jennifer Fugario, Staff Accountant

Re:	Model N, Inc. Confidential Draft Registration Statement on Form S-1 Submitted December 11, 2012 CIK No. 0001118417

Ladies and Gentlemen:

We are submitting this letter on behalf of Model N, Inc. (the “Company” or “Model N”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated January 7, 2013 relating to the Company’s draft Registration Statement on Form S-1 (CIK No. 0001118417) confidentially submitted to the Commission on December 11, 2012 (the “Registration Statement”). Confidential draft No. 2 to the Registration Statement (“Draft No. 2”) is being submitted concurrently herewith. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight delivery five copies of Draft No. 2 in paper format, which have been marked to show changes from the draft Registration Statement as originally submitted. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the draft Registration Statement to update other disclosures.

1.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

U.S. Securities and Exchange Commission

January 14, 2013

The Company acknowledges the Staff’s comment and intends to provide a price range when available in a subsequent amendment to the Registration Statement.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that neither the Company nor anyone authorized on behalf of the Company has provided written communications to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company advises the Staff that it is considering making presentations in reliance on Section 5(d) of the Securities Act. In the event that the Company determines to do so, it undertakes to provide the Staff with copies of such written communications on a supplemental basis.

In addition, the Company respectfully advises the Staff that no broker or dealer that is participating or will participate in the offering has published or distributed research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act. While the Company does not anticipate that any such participants will publish or distribute any such research reports in reliance on Section 2(a)(3) of the Securities Act, the Company undertakes to provide the Staff with copies of such research reports on a supplemental basis in the event that they are published or distributed in the future.

Prospectus Summary, page 1

3.	Please expand your disclosure regarding your software application suites to disclose in quantified terms that a substantial majority of your total revenues to date has been associated with your Revenue Management Enterprise suites, as disclosed on page 11.

In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 13, 47 and 74 in Draft No. 2.

4.	With respect to every third-party statement in your prospectus, such as the market data provided by Gartner, IDC and the Datamonitor Group, please provide us with copies of the relevant portions of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus.

In response to the Staff’s comment, the Company has provided to the Staff on a supplemental basis under separate cover support for the third-party data referenced throughout the Registration Statement, which support is marked to highlight the applicable portion or section containing the statistic and includes a cross-reference to the appropriate location in Draft No. 2.

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January 14, 2013

5.	Please provide supplemental support for your statements indicating:

•	that you are a pioneer and leading provider of revenue management solutions (page 1);

•	that your application suites often become mission critical for your customers (page 1);

•	that your solutions provide a competitive advantage for your customers (page 1);

•	that you have a domain expertise in revenue management (page 1);

•	the challenges faced by many life science and technology companies in managing the revenue lifecycle effectively (first six bullet points on page 2);

•	that your customers use your solutions to achieve significant returns on investment (page 2);

•	that you have established a reputation for delivering revenue management solutions to leading life science and technology customers (page 3); and

•	that your products are used by respected industry leaders (page 3).

In response to the Staff’s comment, the Company has provided support for the statements above to the Staff on a supplemental basis under separate cover.

6.	Please revise here and under “Business” on page 66 to clarify the services you provide and how you generate revenue. Specifically, please revise to discuss the following:

•	How you generate revenues from licensing, implementation and subscription fees;

•	Your on-premise and cloud-based solutions and the differences in these solutions, including any differences in how revenues are received;

•	Whether any of your product suites are responsible for a significant portion of your revenues;

•	What you mean by your statement on page 46 that your sales range from individual applications to end-to-end suites;

•	Whether you sell a standard service or if you create individualized solutions for customers;

•	What you mean by “license and implementation” and “SaaS and maintenance” on page 7 and how these terms relate to the product suites described; and

•	How you market your services, including a description of your relationship with your system integrators referenced on page 19.

In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 8, 9, 73 and 74 of Draft No. 2.

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January 14, 2013

Company Overview, page 1

7.	Please tell us how you chose the customers identified in the last sentence of the second paragraph of this section and how these customers are representative of all your customers.

The Company advises the Staff that it selected the listed customers by identifying its most significant customers by revenue in each of the life science and technology categories. The Company’s criterion was to identify those customers which were a top twenty customer in each of the identified categories based on revenue for fiscal year 2012, as the Company believes that including customers from each category that provided the Company with meaningful revenues in fiscal year 2012 would provide representative examples of the types of customers currently utilizing the Company’s solutions. The Company then requested the permission of these customers for the use of their names in the Registration Statement, and the Company listed those customers from which it received permission.

8.	To ensure that your disclosure is balanced, in addition to your revenues and net income, please also disclose here your accumulated deficit.

In response to the Staff’s comment, the Company has revised its disclosure on page 1 of Draft No. 2.

Risk Factors, page 10

General

9.	We note several instances in which you disclose information about your company using general terms such as the following (emphasis added):

•	“A substantial majority of our total revenues has been associated with our Revenue Management Enterprise...” (page 11);

•	“Our total revenues are largely dependent on the sale of software licenses and the related implementation services we provide” (page 11); and

•	“The substantial majority of our total revenues to date have come from a limited number of customers” (page 13).

Please review your risk factor disclosure and revise to provide quantitative disclosure wherever possible.

In response to the Staff’s comment, the Company has revised its disclosure on pages 13 and 15 of Draft No. 2.

U.S. Securities and Exchange Commission

January 14, 2013

Our revenues are dependent on our ability to maintain and expand existing customer..., page 12

10.	We note the last sentence of the first paragraph of this risk factor. Please revise to clarify the significance of the division of the large customer you discuss with respect to your revenues and disclose whether the loss of this customer will materially affect your revenues. If you expect the loss of this customer will have a material impact on net sales or revenues, please also include disclosure regarding the loss of this customer in your management’s discussion and analysis of financial condition and results of operation as a known trend or uncertainty and revise to include a separate risk factor to discuss the loss of this customer and the expected effect on your revenues.

In response to the Staff’s comment, the Company supplementally advises the Staff that it has resolved its dispute with the division of the large customer and that the resolution of this dispute is not expected to impact any future potential sales to this customer’s overall organization. As a result, the Company has revised its disclosure on page 13 of Draft No. 2. In addition, the Company supplementally advises the Staff that it does not believe that this dispute or the resolution thereof will have a material impact on revenues.

Our customers often require significant configuration efforts..., page 13

11.	We note your statement that a significant customer and a division of another significant customer recently claimed that solutions they had licensed were inadequate. Please revise to clarify the significance of the customer and the division with respect to your revenues. Please also disclose whether the customer and division have indicated that they will discontinue licensing your software and if so, whether the loss of these customers would materially affect your revenues.

In response to the Staff’s comment, the Company supplementally advises the Staff that, as is described above in the prior response, it has resolved its dispute with the division of the large customer and that the resolution of this dispute is not expected to impact any future potential sales to this customer’s overall organization or its overall future revenues. As a result, the Company has revised its disclosure on page 14 of Draft No. 2.

With respect to the other significant customer, the Company advises the Staff that it currently expects that such customer will continue to use its licensed software and the Company does not currently expect that such customer will cease to utilize the Company’s maintenance and application support offerings. In addition, the Company advises the Staff that such customer represented less than five percent of revenues for fiscal year 2012 and that it is currently expected to represent a relatively smaller percentage of revenues in future periods. Therefore, even if the customer were to completely cease using the Company’s maintenance and application support offerings, the Company does not believe such an outcome would have a material adverse effect on future revenues. The Company also advises the Staff that it currently does not believe that it will otherwise incur any additional expenses in connection with this matter that would be material to its consolidated financial statements.

U.S. Securities and Exchange Commission

January 14, 2013

Use of Proceeds, page 39

12.	We note your statement that you currently have no specific plans for the use of the net proceeds from your offering. However, from your disclosure, it appears that you plan to develop new products, expand platform capabilities, and expand your customer base through development and deployment of your cloud-based solutions. To the extent possible, therefore, please provide more detail regarding the “general corporate purposes” and “working capital” for which the net proceeds in this offering are intended to be used. Note that this section does not require disclosure of definitive plans and it is acceptable to discuss preliminary plans.

The Company advises the Staff that, at present, it has no other specific plans with respect to the anticipated use of the net proceeds in this offering beyond what has been previously disclosed in the Registration Statement, but has revised its disclosure on page 40 of Draft No. 2 to provide some additional detail regarding potential uses of the net proceeds. The Company supplementally advises the Staff that the net proceeds of the offering are not necessary under the Company’s current business plan for the Company to finance its expected capital expenditures or operating expenses through the end of fiscal year 2013 and that the Company has historically generated cash from its operating activities.

Management’s Discussion and Analysis of Financial Condition and Results of Operation

Operating Expenses

Research and Development, page 50

13.	We note your discussion of the future completion of all final testing on your “product” in connection with the development of your standalone platform for your cloud-based solution. Please revise to clarify what product you are referring to that is still awaiting all final testing and revise under the “Business” section to describe such new product in development.

In response to the Staff’s comment, the Company advises the Staff that the product still awaiting final testing is a new service offering, which will be the Company’s first to be delivered only as a cloud-based solution. The Company has revised its disclosure on pages 51, 67 and 83 of Draft No. 2.

Results of Operations

Comparison of Fiscal Years Ended September 30, 2011 and 2012, page 52

14.	Please revise to include a discussion of the significant factors that contributed to the change in the income tax provision between fiscal 2011 and 2012. We would expect this discussion to provide clarity in explaining the material changes noted in the statutory to effective tax rate reconciliation on page F-30.

U.S. Securities and Exchange Commission

January 14, 2013

In response to the Staff’s comment, the Company has revised its disclosure on page 56 of Draft No. 2.

Revenues

License and Implementation, page 53

15.	Please provide a narrative discussion of the extent to which the increases in license and implementation revenues from existing customers were due to increasing in pricing or volume. Refer to Item 303(a)(3)(iii) of Regulation S-K.

In response to the Staff’s comment, the Company has revised its disclosure on page 54 of Draft No. 2. The Company advises the Staff that it believes the increases in sales to existing customers were due largely to increased volume.

SaaS and Maintenance, page 53

16.	Please revise to clarify why SaaS and maintenance and application support revenues increased. Please provide in quantitative and qualitative terms the factors that lead to the increase in these revenues. For example, please provide a narrative discussion of the extent to which increases were attributable to increases in pricing, increases in the volume or amount of services being sold, or to the introduction of new products or services.

In response to the Staff’s comment, the Company has revised its disclosure on page 54 of Draft No. 2.

Critical Accounting Policies and Estimates

Common Stock Valuations, page 61

17.	Tell us whether the common stock valuations were contemporaneous or retrospective and whether they were performed by an unrelated valuation specialist, as defined by the AICPA Practice Aid “Valuation of Privately-Held-Company Equity Securities Issued as Compensation.” If the valuation specialist was a related party, please revise your disclosures to include a statement indicating that fact. Additionally, if you did not obtain a contemporaneous valuation performed by an unrelated valuation specialist, please revise your disclosures to discuss the reason management chose not to do so.

The Company advises the Staff that the valuations were contemporaneous valuations performed by an unrelated valuation specialist.

18.	We note that your use of the market approach in calculating enterprise value at each valuation date considered revenue multiples of comparable peer companies in the public market. We also note that you estimate expected volatility for share-based payment awards based on the historical closing prices of common shares of similar entities whose share prices are publicly available. Please confirm that the same set of publicly traded companies is used in calculating enterprise value and estimating expected volatility and revise your disclosures accordingly. Additionally, please revise your disclosures to discuss any limitations or uncertainties regarding comparability.

U.S. Securities and Exchange Commission

January 14, 2013

The Company advises the Staff that for fiscal 2012, the Company used the same group of peer companies for purposes of the market approach in its valuations and in estimating the expected volatility. For fiscal 2011, in estimating volatility the Company was not able to use all of the companies that it used in the market approach as a small number of those companies did not have sufficient historical volatility information available. In addition, the Company advises the Staff that the only changes to the peer group of companies used in the market approach during fiscal 2012 were to remove two companies, Ariba, Inc. and Demandtec, Inc., both of which were acquired, and to add Guidewire Software, Inc., another enterprise software company similar to the Company that completed an initial public offering during the period.

19.	Please tell us and revise your disclosures to clarify the date of the common stock valuation used in connection with the stock options granted on April 25, 2012.

The Company advises the Staff that the valuation report used by the board of directors of the Company to determine the fair value of the Company’s common stock was delivered April 25, 2012 and the valuation was measured as of March 31, 2012. The Company has revised its disclosure accordingly on page 71 of Draft No. 2.

20.	Please tell us whether a common stock valuation was performed subsequent to the September 28, 2012 grant date and if so, please tell us the date the valuation was performed and the results of such valuation.

The Company advises the Staff that no valuation has been performed subsequent to the September 28, 2012 grant date.

21.	When you include the estimated IPO price in the registration statement, revise your disclosures to discuss each significant factor contributing to the difference between the estimated IPO price and the fair value of the underlying stock as of the most recent valuation date. This reconciliation should describe significant intervening events within the company and changes in assumptions, as well as, weighting and selection of valuation methodologies employed that explain the changes in the fair value of your common stock up to the effective date of the registration statement.

The Company acknowledges the Staff’s comment. Once a determination of the proposed price range has been made, the Company will provide the requested disclosure.

22.	Please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

The Company respectfully advises the Staff that there have been no communications to date with the underwriters regarding an estimated price range for this offering. Once the Company initiates discussions with the underwriters regarding the proposed IPO price and when the underwriters first communicate their estimated price range to the Company, the Company undertakes to provide this information to the Staff.

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January 14, 2013

23.	For any stock-based payment awards granted subsequent to the most recent balance sheet date presented in your registration statement, please revise your disclosures to include the expected impact the additional grants will have on your financial statements. Additionally, continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

The Company respectfully advises the Staff that the Company has not granted any stock-based payment awards subsequent to the most recent balance sheet date presented in Draft No. 2. In the event the Company grants any stock-based payment awards prior to the effective date of the Registration Statement, it will provide the requested disclosure and provide the Staff with updates to the requested information for all equity-related transactions through the effective date of the Registration Statement.

Business

Products, page 71

24.	Please revise to describe more clearly each application in your Revenue Management Enterprise suite. For example, clarify how your solution enforces pricing consistency across geographies and transactions and how your solution would enable medical device companies to enforce compliance to purchase commitments made by individual health provider customers.

In response to the Staff’s comment, the Company has revised its disclosure on pages 79, 80 and 81 of Draft No. 2.

Services and Customer Support, page 74

25.	Please revise to clarify your relationship with the consulting firms mentioned on page 75, including any business arrangements you have may have with them, and how these firms promote the implementation of your solutions.

In response to the Staff’s comment, the Company has revised its disclosure on page 82 of Draft No. 2.

Customers, page 75

26.	Please revise to identify the customers described here.

The Company respectfully advises the Staff that it does not believe that the identities of the customers described on page 83 of Draft No. 2 is a required disclosure pursuant to Item 101 of Regulation S-K. The identities of the Company’s most significant customers as measured as a percentage of revenues can and does vary from period to period as various ongoing

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implementation projects are completed and new projects are initiated. The Company does not believe that identifying customers by name that provided more than 10% of the Company’s total revenues in a particular historical period will be useful information for a potential investor because, as a result of the nature of the Company’s business, it does not necessarily indicate an ongoing dependency on a particular customer or alternatively the likelihood of generating significant future revenues from such customer. Furthermore, the Company does not currently believe that the loss of any such customers would have a material adverse effect on the Company, as they are not necessarily expected to contribute a similar level of the Company’s total revenues.

Competition, page 76

27.	Please revise to clarify what ERP and CRM applications are and describe how your product differs from these solutions.

In response to the Staff’s comment, the Company has revised its disclosure on pages 18, 78 and 84 of Draft No. 2. In addition, the Company advises the Staff that the existing disclosure under “Products” on page 78 of Draft No. 2 describes certain of the differences between ERP and CRM solutions and the revenue management solutions offered by the Company.

Executive Compensation

Fiscal 2012 Summary Compensation Table, page 86

28.	We note that you have chosen to use the scaled disclosure requirements for smaller reporting companies. However, please provide a narrative description of any material factors necessary to an understanding of the information disclosed in the summary compensation table as required by Item 402(o) of Regulation S-K. For example, please disclose the material terms of the bonus received by Mr. Rinat in 2012, including a general description of the formula or criteria applied in determining the amount payable.

In response to the Staff’s comment, the Company has revised its disclosure on page 94 of Draft No. 2.

Index to Consolidated Financial Statements

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies and Estimates

Revenue Recognition

License and Implementation, page F-9

29.	We note that you recognize revenues from the sale of software licenses for your on-premise solutions and related implementation services on a percentage-of-completion

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January 14, 2013

basis and that you measure progress toward completion based on the resources expended during the reporting period as compared to the estimated total resources required to implement your solutions. Please describe the input measures you use in connection with the resources-expended method. For example, do you express resources expended in terms of labor hours or labor dollars? Please revise your disclosures accordingly.

In response to the Staff’s comment, the Company has revised its disclosure on pages 66 and F-9 of Draft No. 2.

SaaS and Maintenance, page F-9

30.	Please confirm whether you apply the relative selling price method as noted in ASU No. 2009-13 to your SaaS arrangements that include multiple elements (e.g., subscription and related implementation fees and other services). If so, please revise your disclosures to discuss how you apply the guidance in ASC 605-25-25-5 in determining whether the delivered item(s) is considered a separate unit of accounting and the reasons that it does not qualify as a separate unit, if applicable. Additionally, revise your disclosures to discuss how you allocate arrangement consideration based on the relative selling price of each deliverable. Your disclosures should include a discussion of the significant factors, inputs, assumptions, and methods used to determine selling price (whether vendor-specific objective evidence, third-party evidence, or estimated selling price) for the significant deliverables as required by ASC 605-25-50-2(e).

The Company advises the Staff that it does not apply relative selling price method as noted in ASU No. 2009-13 to its SaaS arrangements, as it has a single unit of accounting. In response to the Staff’s comment, the Company has revised its disclosure on pages 66 and F-9 of Draft No. 2.

31.	We note your disclosure stating that in cases where SaaS arrangements include implementation services that do not have stand-alone value, you limit the revenues recognized to proportional performance of the implementation services. Please provide us with further details explaining this method and refer to the authoritative accounting literature relied upon.

The Company advises the Staff that the Company has revised its disclosure on pages 66 and F-9 of Draft No. 2 to remove reference to proportional performance. The Company considers SaaS arrangements that include implementation services that do not have stand-alone value as a single unit of accounting in accordance with the provisions of FASB ASU No. 2009-13, Revenue Recognition (ASC Topic 605) - Multiple-Deliverable Revenue Arrangements. The Company recognizes the revenues in such SaaS arrangements ratably beginning the day the customer is provided access to the subscription service through the end of the contract term.

32.	We note that for multiple-element software arrangements where you apply the residual method to allocate arrangement consideration, vendor-specific objective evidence

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January 14, 2013

(“VSOE”) of fair value for the undelivered elements is determined based on the price charged when the element is sold separately or a price set by management with the relevant authority. Please describe your methodology for establishing VSOE for each of the undelivered elements. With respect to post-contract customer support, if VSOE is based on stated renewal rates, please tell us how you determined the renewal rates are substantive. In this regard, provide the range of renewal rates and tell us what percentage of your customers actually renews at such rates. Alternatively, if VSOE is based on stand-alone sales, provide the volume and range of stand-alone sales used to establish VSOE.

The Company advises the Staff that its methodology for establishing VSOE is based on stand-alone sales using the Bell-Shaped Curve analysis. The Company has years of experience selling maintenance and support, application support and training on a stand-alone basis. For the fiscal year ended September 30, 2012, the Company concluded that VSOE exists for maintenance and support, application support and training since a substantial majority of the standalone sales of those elements (between 86% to 99%, depending on the element) fell within a range of plus or minus 15% from the midpoint of their respective price points.

Note 9. Income Taxes, page F-29

33.	We note your disclosure that as of September 30, 2012, U.S. income taxes were not provided for on the cumulative total of $1 million undistributed earnings from foreign subsidiaries. Please note that if determination of the unrecognized deferred tax liability on these earnings is practicable, the amount of the liability is required to be disclosed. If determination of such liability is not practicable, you should disclose a statement to that effect. Refer to ASC 740-30-50-2(c). Please revise your disclosures accordingly.

The Company advises the Staff that determination of unrecognized deferred tax liability on the earnings from foreign subsidiaries is practicable but, as of September 30, 2012, was not material to the Company’s financial statements. In response to the Staff’s comment, the Company has revised its disclosure on page F-29 of Draft No. 2.

Exhibits

34.	Please file as exhibits:

•	the agreements governing your material relationship with the systems integrators described on page 19;

•	the agreements governing your material relationship with the consultants referenced on page 75; and

•	the agreements governing your material relationships with the customers referenced on page 75.

The Company respectfully submits to the Staff that the agreements identified in the Staff’s comment are not required to be filed as exhibits to the Registration Statement. The

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agreements that exist between the Company and its systems integrators, consultants and customers are contracts that are customary for providers of software solutions such as the Company’s and such contracts were made in the ordinary course of the Company’s business. The Company submits, therefore, that they are not required to be filed pursuant Item 601(b)(10)(i) of Regulation S-K.

Furthermore, the Company respectfully advises the Staff that there are a number of other companies that could provide the Company with system integration and sub-contracting services that are substantially similar to those it receives currently, without significant additional cost or expense or disruption to its business operations. Furthermore, these system integrator and consultant agreements do not provide for any future payment commitments by either party. Likewise, the Company does not consider itself to be substantially dependent upon any one customer or customer agreement because, as indicated earlier in this letter, the identities of the Company’s most significant customers as measured as a percentage of revenues can and does vary from period to period as various ongoing implementation projects are completed and new projects are initiated. As a result, the Company respectfully submits that these agreements are not required to be filed pursuant to 601(b)(10)(ii) of Regulation S-K because these agreements are contracts that ordinarily accompany the kind of business conducted by the Company, the Company is not substantially dependent on any of such agreements, and they do not fall within any of the other specifically enumerated categories listed in Item 601(b)(1)(ii)(A)-(D) of Regulation S-K.

* * * * * * * *

U.S. Securities and Exchange Commission

January 14, 2013

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7631.

Sincerely,

FENWICK & WEST LLP

/s/ Jeffrey R. Vetter
Jeffrey R. Vetter

cc:

Zack Rinat, Chief Executive Officer

Sujan Jain, Chief Financial Officer

Errol H. Hunter, Esq., Associate General Counsel

Model N, Inc.

Gordon K. Davidson, Esq.

Theodore G. Wang, Esq.

James D. Evans, Esq.

Fenwick & West LLP

Jeffrey D. Saper, Esq.

Rezwan D. Pavri, Esq.

Wilson Sonsini Goodrich & Rosati, P.C.